SCHEDULE OF RELATED PARTY TRANSACTIONS (Details) - CAD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
IfrsStatementLineItems [Line Items]
salary			$ 301,851	$ 316,043
consulting (professional fees)	$ 80,745	$ 551,118	363,714	1,213,074
share based payments			71,604	2,004,876
Total			1,090,395	3,614,655
Cost of sales [member]
IfrsStatementLineItems [Line Items]
salary			56,937	66,916
Research and development [member]
IfrsStatementLineItems [Line Items]
consulting (research and development)			62,262	63,199
Professional fees [member]
IfrsStatementLineItems [Line Items]
consulting (professional fees)			116,222	95,637
Selling, general and administrative expense [member]
IfrsStatementLineItems [Line Items]
salary			$ 783,370	$ 1,384,027